Financial Statement Amounts and Balances of VIE and VIE's Subsidiaries Included in Accompanying Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total current assets	$ 142,139	$ 185,824
Total assets	148,806	193,565
Total current liabilities	32,753	106,280
Total Liabilities	37,834	110,402
Net income/(loss)	22,576	5,538	40,270
Net cash provided by/ (used in) operating activities	24,504	20,897	37,685
Net cash used in investing activities	(870)	55,025	18,011
Net cash provided by financing activities	(76,884)	(147,214)	(15,048)
Variable Interest Entity Primary Beneficiary
Variable Interest Entity [Line Items]
Total current assets	62,189	57,932
Total non-current assets	2,469	3,227
Total assets	64,658	61,159
Total current liabilities	14,649	11,327
Total non-current liabilities	2,917	1,732
Total Liabilities	17,566	13,059
Net revenues	79,489	78,940	92,298
Net income/(loss)	(1,369)	(837)	3,512
Net cash provided by/ (used in) operating activities	(4,151)	4,464	1,880
Net cash used in investing activities	(364)	(1,645)	(2,026)
Net cash provided by financing activities